25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

Driehaus Emerging Markets Growth Fund

Investor Shares *DREGX

Institutional Shares *DIEMX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus Emerging Markets Opportunities Fund *DMAGX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Micro Cap Growth Fund *DMCRX

Driehaus Small Cap Growth Fund

Investor Shares *DVSMX

Institutional Shares *DNSMX

Driehaus Small/Mid Cap Growth Fund *DSMDX

Driehaus Event Driven Fund *DEVDX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JANUARY 26, 2023

TO THE PROSPECTUS FOR THE FUNDS AND THE SUMMARY PROSPECTUS FOR DREGX & DIEMX DATED APRIL 30, 2022 (the “Prospectus” and “Summary Prospectus,” respectively)

Effective February 1, 2023, the Board of Trustees of the Funds has determined to discontinue the deduction of a 2% redemption fee (the “Redemption Fee”) for shareholders of the DREGX and DIEMX Funds who sell their shares within 60 days of purchase. Accordingly, all references to the Redemption Fee on page 1 of the DREGX and DIEMX Summary Prospectus and page 1 of the Prospectus are hereby removed.

Additionally, the following information replaces the existing disclosure in the third paragraph under the subheading “Execution of Requests” found on page 72 of the Prospectus:

Each Fund, except the Driehaus Emerging Markets Growth Fund and the Driehaus Event Driven Fund, will deduct a redemption fee of 2.00% from the redemption amount for shareholders who sell their shares within 60 days of purchase. This fee is paid to the Fund and is designed to offset the commission costs, market impact costs, tax consequences to the Fund, and other costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. Redemption fees may be waived in certain circumstances (see “Policies and Procedures Regarding Frequent Purchases and Redemptions” below).

The following information replaces the existing disclosure under the heading “Policies and Procedures Regarding Frequent Purchases and Redemptions” beginning on page 72 of the Prospectus:

Frequent and short-term trading in shares of the Funds, known as “market timing,” can harm long-term Fund shareholders. Such short-term trading activity can result in increased costs to the Funds for buying and selling portfolio securities and also can disrupt portfolio management strategies when the Funds need to maintain cash or liquidate portfolio holdings to meet redemptions. The Funds except the Driehaus Small Cap Growth Fund, Driehaus Micro Cap Growth Fund, Driehaus Small/Mid Cap Growth Fund and Driehaus Event Driven Fund may be particularly susceptible to risks of short-term trading because they invest in foreign securities. Time zone differences among international stock markets may motivate investors to attempt to exploit the use of prices based on closing prices of foreign securities exchanges (“time zone arbitrage”). The Funds’ valuation procedures seek to minimize investors’ ability to engage in time zone arbitrage in the Funds. See “Net Asset Value” above.

The Trust’s Board of Trustees has adopted policies and procedures in an effort to discourage and prevent market timing, which do not accommodate frequent purchases and redemptions of shares. The Trust imposes a 2% redemption fee on redemptions (including exchanges) of Fund shares (except the Driehaus Emerging Markets Growth Fund and the Driehaus Event Driven Fund) made within 60 days of their purchase. This redemption fee was imposed to reduce the impact of costs resulting from short-term trading and to deter market timing activity. The Funds waive the redemption fee in certain circumstances, including for certain retirement plan investors, for certain omnibus accounts when the Intermediary collects the fee at the sub-account level and remits it to the Funds, for investors in certain wrap programs and otherwise, at the Funds’ discretion. The Funds reserve the right to modify or terminate these waivers at any time.

The Funds’ Adviser or its designee receives trading activity information from the Transfer Agent and monitors Fund inflows and outflows for suspected market timing activity using certain activity thresholds. The Adviser or its designee monitors the trading activity of direct shareholders and trading activity through Intermediaries, as well as instances in which the Funds receive a redemption fee from a direct shareholder or Intermediary account. The Adviser may rely on one or more service providers to perform the obligations described above. This monitoring may result in the Funds’ rejection or cancellation of future purchase or exchange transactions in that shareholder’s account(s) without prior notice to the shareholder. Under current procedures, such rejection or cancellation would occur within one business day after the Adviser identifies the suspected market timing activity. The Funds also may limit the number of exchanges a shareholder can make between the Funds.

Shares of the Funds may be purchased directly from the Funds (through the Transfer Agent) or through omnibus arrangements with broker-dealers or other Intermediaries that aggregate shareholder transactions. The Funds do not know the identity of the beneficial owners of many of the accounts opened through Intermediaries and consequently rely on the Intermediaries to comply with the Funds’ policies and procedures on frequent purchases and redemptions. In some instances, the Funds allow an Intermediary to impose frequent trading restrictions that differ from those of the Funds. Investors who purchase shares through an Intermediary should review any disclosures provided by the Intermediary with which they have an account to determine what frequent trading restrictions may apply to their account. The Funds may direct any Intermediary to block any shareholder account from future trading in the Funds if market timing is suspected or discovered.

Shareholders seeking to engage in market timing activities may use a variety of strategies to avoid detection and, despite the efforts of the Funds to prevent such trading, there is no guarantee that the Funds or Intermediaries will be able to identify these shareholders or curtail their market timing activity.

Finally, the following information replaces the existing disclosure under the heading “Net Asset Value” on page 66 of the Prospectus:

Each Fund’s net asset value is determined as of the close of the New York Stock Exchange (“NYSE”) (normally 3:00 p.m., Central time) on each day the NYSE is open for trading. Purchases and redemptions are made at a Fund’s net asset value per share next calculated after receipt of your purchase or redemption order in good form. Net asset value per share of each class is determined by dividing the value of a Fund’s assets attributable to that class, less its liabilities attributable to that class, by the number of outstanding shares of that class of the Fund. The Funds’ holdings are typically valued using readily available market quotations and portfolio currency positions are based on exchange rates provided by an independent pricing service. Securities and foreign currencies may be valued by the Adviser’s Pricing Committee or an independent pricing service as described below, using methods approved by the Board of Trustees when: (i) securities cannot be priced through a readily available market quotation provided by a pricing service and no broker-dealer quotations are available or are determined not to be reasonable, or (ii) an event occurs that affects the value of a portfolio security between the time its price is determined in its local market or exchange and the close of the NYSE where the event would materially affect net asset value.

The Driehaus Emerging Markets Growth Fund, Driehaus Emerging Markets Small Cap Growth Fund, Driehaus Emerging Markets Opportunities Fund, and Driehaus International Small Cap Growth Fund use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indices of U.S. traded securities and other indicators, such as closing prices of American Depository Receipts and futures contracts, to determine the fair value of relevant foreign equity securities. In such cases, a Fund’s value for a security is likely to be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon the security’s sale. Because foreign securities markets may operate on days that are not business days in the U.S., the value of a Fund’s holdings may change on days when you will not be able to purchase or redeem the Funds’ shares.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111

25 East Erie Street

Chicago, Illinois 60611

1-800-560-6111

Driehaus Emerging Markets Growth Fund

Investor Shares *DREGX

Institutional Shares *DIEMX

Driehaus Emerging Markets Small Cap Growth Fund *DRESX

Driehaus Emerging Markets Opportunities Fund *DMAGX

Driehaus International Small Cap Growth Fund *DRIOX

Driehaus Micro Cap Growth Fund *DMCRX

Driehaus Small Cap Growth Fund

Investor Shares *DVSMX

Institutional Shares *DNSMX

Driehaus Small/Mid Cap Growth Fund *DSMDX

Driehaus Event Driven Fund *DEVDX

(Each, a “Fund” and together, the “Funds”)

SUPPLEMENT DATED JANUARY 26, 2023

TO THE STATEMENT OF ADDITIONAL INFORMATION DATED APRIL 30, 2022 (the “SAI”)

Effective February 1, 2023, the Board of Trustees of the Funds have approved changes to the Funds’ pricing policies and procedures. Accordingly, the following information replaces the existing disclosure under the heading “Net Asset Value” in the SAI:

The net asset value per share of each class of a Fund is calculated by dividing (i) the value of the securities held by the Fund (i.e., the value of its investments attributable to such class), plus any cash or other assets attributable to such class, minus all liabilities (including accrued estimated expenses on an annual basis attributable to such class), by (ii) the total number of outstanding shares of such class of the Fund. Net asset value will not be determined on days when the NYSE is closed, unless, in the judgment of the Board, the net asset value of a Fund should be determined on any such day, in which case the determination will be made at 3:00 p.m. Central time. In the event that the NYSE adopts different trading hours on a temporary basis, a Fund’s net asset value will be computed at the close of the exchange.

The Funds’ Board of Trustees has appointed DCM as Valuation Designee pursuant to Rule 2a-5 under the 1940 Act. As Valuation Designee, DCM, through its pricing committee (“Pricing Committee”), is responsible for, among other things, performing fair value determinations for the Funds and assessing any material risks associated with such determinations, including material conflicts of interest, if any in accordance with policies and procedures approved by the Board. The Valuation Designee also performs an annual valuation risk assessment to identify and enumerate material valuation risks which are or may be impactful to the Funds.

The Funds use independent pricing services employed by Northern Trust (the “Fund Administrator”). Equity securities, including ADRs, EDRs, GDRs, and ETFs, and futures and options that are traded on a securities exchange are valued at the last sale price as of the regular close of business on the NYSE (normally 3:00 p.m. Central time) on the day the securities are being valued, or for North and South American equity securities lacking any sales, at the closing bid price. For all other securities lacking any sales, at the mean between the closing bid and ask prices.

Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are valued at fair value.

Valuations for non-exchange traded options, futures contracts and options thereon, are provided by a pricing service or in the event such pricing service does not provide such valuations, on the basis of quotes provided by broker-dealers. Swap agreements, swaptions and bank loans are valued at fair value based on the evaluation of an independent pricing service.

Trading in securities on most foreign securities exchanges and over-the-counter markets is normally completed well before the close of the NYSE except securities trading primarily on Central and South American exchanges. Such securities are valued at the last sale price as of the regular close of the relevant exchange or market. For securities that trade primarily on an exchange that closes after the NYSE, the price of the security will be determined at 3:00 p.m. Central time. In addition, foreign securities trading may not take place on all business days and may occur in various foreign markets on days which are not business days in domestic markets and on which net asset value is not calculated. The calculation of net asset value may not take place contemporaneously with the determination of the prices of portfolio securities used in such calculation. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the NYSE will not be reflected in the calculation of net asset value unless the Valuation Designee, pursuant to the pricing policies and procedures approved by the Board deems that the particular event would materially affect net asset value, in which case an adjustment will be made. Assets or liabilities initially expressed in terms of foreign currencies are translated prior to the next determination of the net asset value into U.S. dollars at the spot exchange rates at 3:00 p.m. Central time or at such other rates as the Adviser may determine to be appropriate in computing net asset value.

Privately-traded equity securities are valued based on a monthly evaluated price provided by an independent pricing service that is adjusted on a daily basis to reflect broader market trends and any company specific information. Such evaluated prices are updated within 5 business days of each calendar month end and, if conditions warrant, may be updated by the Adviser’s Pricing Committee intra-month. New positions of this type that are not yet being valued by the independent pricing service are generally valued at the security’s purchase price until such time that the independent pricing service provides an evaluated price for such position. Daily adjustments to the evaluated price provided by the independent pricing service, if applicable, may be based on the market movements of a representative proxy index as determined by the Adviser’s Pricing Committee to reflect the market fluctuations of similarly situated public companies.

Securities and assets for which market quotations are not readily available or for which the Adviser’s Pricing Committee determines the valuations provided for using the foregoing methods do not accurately reflect current market value are valued at fair value determined in good faith by the Valuation Designee through the Adviser’s Pricing Committee under procedures established by and under the general direction and supervision of the Audit Committee of the Board. Securities and situations in which such fair value pricing may be required include, but are not limited to: (i) illiquid securities, including “restricted” securities and private placements for which there is no public market; (ii) options not traded on a securities exchange; (iii) securities of an issuer that has entered into a restructuring; (iv) securities whose trading has been halted or suspended; (v) fixed income securities that have gone into default and for which there is not a current market value quotation; (vi) U.S. government securities and other fixed income securities when events have occurred subsequent to the close of trading for such securities and the close of the NYSE that would materially impact their value; and (vii) when the portfolio manager believes the market quotation does not reflect the fair value. If the Pricing Committee determines that the foregoing methods do not accurately reflect current market value, securities and assets are valued at fair value as determined in good faith pursuant to the policies and procedures approved by the Board. The Funds use an independent pricing service to provide fair value estimates for relevant foreign equity securities. This pricing service uses correlations between the movement of prices of foreign equity securities and indexes of U.S. traded securities and other indicators, such as closing prices of ADRs and futures contracts, to determine the fair value of relevant foreign equity securities. Such valuations and procedures are then reviewed by the Audit Committee of the Board at its next regularly scheduled meeting.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

For more information, please call the Driehaus Mutual Funds at 1-800-560-6111